SUPPLEMENT TO PROSPECTUS OF

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

DATED AS OF MAY 6, 2020

Effective on May 1, 2020, Brittain Ezzes, Executive Vice President of the Adviser, became a Portfolio Manager of the Small Cap Value Portfolio, the Mid Cap Value Portfolio, and the small cap and mid-cap value segments of the All America Portfolio.

Summary Prospectus text changes:

The following disclosure replaces the text under the heading Portfolio Managers for the Small Cap Value Portfolio and the Mid Cap Value Portfolio:

Portfolio Managers. Stephen J. Rich, President of the Adviser, has been a portfolio manager of the Portfolio since its inception, and Brittain Ezzes, Executive Vice President of the Adviser, has been a portfolio manager of the Portfolio since May 2020.

The following disclosure replaces the text under the heading Portfolio Manager for the All America Portfolio:

Portfolio Managers. Joseph R. Gaffoglio, Executive Vice President of the Adviser, manages the large cap value and large cap growth segments of the Portfolio since its inception. The small cap and mid-cap value segments of the Portfolio are managed by Stephen J. Rich, President of the Adviser, since its inception, and are managed by Brittain Ezzes, Executive Vice President of the Adviser, since May 2020. The small cap growth and mid cap core segments of the Portfolio are managed by Marguerite Wagner, Executive Vice President of the Adviser, since its inception. The indexed portion of the Portfolio is managed by Jamie A. Zendel, Senior Vice President of the Adviser, since its inception.

Prospectus text changes:

The following disclosure is added on page 105, under the section heading Portfolio Managers:

Brittain Ezzes, Executive Vice President of the Adviser, joined the Adviser in April 2020, and has approximately 16 years of experience selecting securities for and managing equity portfolios.

The following disclosure replaces the text under the sub-heading Small Cap Value Portfolio on page 130:

The Small Cap Value Portfolio is managed by Stephen J. Rich and Brittain Ezzes. See “Portfolio Managers” for additional information.

The following disclosure replaces the text under the sub-heading Mid Cap Value Portfolio on page 130:

The Mid Cap Value Portfolio is managed by Stephen J. Rich and Brittain Ezzes. See “Portfolio Managers” for additional information.

The following disclosure replaces the text under the sub-heading All America Portfolio on page 130:

The large cap value and large cap growth segments of the All America Portfolio are managed by Joseph R. Gaffoglio. The small cap and mid-cap value segments of the Portfolio are managed by Stephen J. Rich and Brittain Ezzes. The small cap growth and mid cap core segments of the Portfolio are managed by Marguerite Wagner. The indexed portion of the Portfolio is managed by Jamie A. Zendel. See “Portfolio Managers” for additional information.